Common Stock (Common Stock Rollfoward) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) In Common Stock Shares [Roll Forward]
Balance, January 1	210,020,000	147,210,000
Conversion of Convertible Debentures	150,000	51,990,000
Issuance of common stock	14,610,000	7,690,000
Issued for cash under Purchase Plans at market rate	3,890,000	2,510,000
Discount on shares purchased under Dividend Reinvestment Plan	0	0
Options exercised under senior management share option plan	100,000	620,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	0	0
Balance, December 31	228,770,000	210,020,000
Increase (Decrease) In Common Stock Value [Roll Forward]
Common Stock, Value, Issued, Beginning Balance	$ 4,738	$ 2,157
Conversion of Convertible Debentures	6	2,115
Issuance of common shares	680	338
Issued for cash under Purchase Plans at market rate	182	115
Discount on shares purchased under Dividend Reinvestment Plan Value	(9)	(5)
Options exercised under senior management share option plan	3	17
Stock-based compensation	1	1
Common Stock, Value, Issued, Ending Balance	$ 5,601	$ 4,738
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Employee Stock Option [Member]
Increase (Decrease) In Common Stock Shares [Roll Forward]
Options exercised under senior management share option plan	(103,825)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,300,000	1,500,000
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,500,000	6,600,000
Dividend Reinvestment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	4,200,000	7,900,000